EMPLOYEE AND DIRECTOR BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated weighted average fair market value of each option awarded, using the Black-Scholes option pricing model, together with the assumptions used in estimating those weighted average fair values, are displayed below:

	2012	2011	2010
Estimated fair value of options granted	$2.61	$2.43	$3.07
Assumptions in estimating average option values:
Risk-free interest rate	1.49%	2.55%	3.49%
Dividend yield	0%	0%	0%
Volatility	49.85%	47.06%	50.29%
Expected life (in years)	8.00	7.25	8.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s option plans as of and for the year ended December 31, 2012 is as follows:

		Outstanding Options		Exercisable Options
	Shares Available for Future Grants	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
At December 31, 2011	285,942	422,739	$8.58	359,123	$9.04
Options authorized	—	—	—	—	—
Options granted/vested	(5,750)	5,750	4.77	18,204	7.28
Options exercised	—	—	—	—	—
Options forfeited	64,147	(64,147)	8.48	(49,566)	$(10.54)
At December 31, 2012	344,339	364,342	$8.53	327,761	$8.90

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Information regarding the stock options outstanding at December 31, 2012 is summarized below:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable
$2.25 – $7.07	272,562	236,881
$7.08 – $10.69	22,330	21,430
$10.70 – $16.22	69,450	69,450
Outstanding at end of year	364,342	327,761

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the status of the Company’s non-vested options as of December 31, 2012 and changes during the year ended December 31, 2012, is presented below:

Non-vested Options	Options	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2011	63,616	$2.87
Granted	5,750	2.61
Vested	31,362	2.30
Forfeited	(64,147)	2.91
Non-vested at December 31, 2012	36,581	2.64